PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) ¥ in Millions	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2021 CNY (¥)	May 10, 2021 USD ($)	May 10, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation	$ 219,906	$ 226,527	$ 222,486
Construction in Progress, Gross	2,300,000
Future minimum capital expenditures on construction in progress	17,700,000			¥ 114.0
Yumen Cip Project [Member]
Property, Plant and Equipment [Line Items]
Future minimum capital expenditures on construction in progress	3,100,000			20.0	$ 6,200,000	¥ 40.0
Tongchuan & Yumen CIP Project [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	17,600,000			113.4
Future minimum capital expenditures on construction in progress	5,100,000
Future minimum capital expenditures on construction in progress next twelve months	2,300,000
Xian App Chem Bio Tech Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross | ¥				¥ 95.0
Xian App Chem Bio Tech Co Ltd [Member] | RMB [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	$ 14,700,000